Schedule of Investments (unaudited) April 30, 2021	iShares® ESG Aware Growth Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 59.8%
iShares ESG Aware MSCI EAFE ETF(a)	14,455	$1,128,791
iShares ESG Aware MSCI EM ETF(a)	12,646	556,044
iShares ESG Aware MSCI USA ETF(a)	26,672	2,547,443
iShares ESG Aware MSCI USA Small-Cap ETF(a)	8,228	328,462

		4,560,740

Domestic Fixed Income — 40.1%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	55,645	3,052,128

Total Investment Companies — 99.9% (Cost: $6,979,431)		7,612,868

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	10,000	10,000

Total Short-Term Investments — 0.1% (Cost: $10,000)		10,000

Total Investments in Securities — 100.0% (Cost: $6,989,431)		7,622,868

Other Assets, Less Liabilities — 0.0%		1,616

Net Assets — 100.0%		$7,624,484

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$240	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(b)	—	—	—	10,000	10,000	4		—
iShares ESG Aware MSCI EAFE ETF(d)	651,485	720,484		(401,519)	34,023	124,318	1,128,791	14,455	5,793		—
iShares ESG Aware MSCI EM ETF(e)	297,084	340,168		(153,186)	25,285	46,693	556,044	12,646	2,691		—
iShares ESG Aware MSCI USA ETF(f)	1,406,732	1,562,342		(828,782)	96,965	310,186	2,547,443	26,672	16,761		—
iShares ESG Aware MSCI USA Small-Cap ETF(g)	152,477	202,847		(106,481)	17,129	62,490	328,462	8,228	1,883		—
iShares ESG Aware U.S. Aggregate Bond ETF	1,440,582	2,218,768		(543,438)	(279)	(63,505)	3,052,128	55,645	17,632		—

					$173,123	$480,182	$7,622,868		$45,004		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Formerly the iShares ESG MSCI EAFE ETF.
(e)	Formerly the iShares ESG MSCI EM ETF.
(f)	Formerly the iShares ESG MSCI USA ETF.
(g)	Formerly the iShares ESG MSCI USA Small-Cap ETF.

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® ESG Aware Growth Allocation ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$7,612,868	$—	$—	$7,612,868
Money Market Funds	10,000	—	—	10,000

	$7,622,868	$—	$—	$7,622,868

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